CONFIDENTIAL TREATMENT REQUESTED

13F-... P 2/26/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
AUG 15 2003
1086

03044304

FORM 13F

Form 13F Cover Page

RECEIVED
AUG 15 2003
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ] Amendment Number : ______
This Amendment (Check only one.): [ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: SAB Capital Advisors, LLC
Address: 712 Fifth Avenue, 42nd Floor
New York, NY 10019

CONFIDENTIAL TREATMENT DENIED

Form 13F File Number: 28- 06341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
AUG 23 2004
THOMSON FINANCIAL

Name: Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:

(Signature)	New York, NY (City, State)	August 14, 2003 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:	1	
Form 13F Information Table Entry Total:	14	
Form 13F Information Table Value Total:	249,371	(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-06339	SAB Capital Management, LLC

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
									Voting Authority		
Name of Issuer	Title of Class	CUSIP	Value (x1000)	Shrs or prn amt	SH/PRN	Put/Call	Investment Discretion	Other Managers	Sole	Shared	None
ACTION PERFORMANCE COS INC	COMMON STOCK	004933107	36,999	1,947,300	SH		DEFINED	1	1,947,300	0	0
ADVANTA CORP	CL B	007942204	6,130	613,637	SH		DEFINED	1	613,637	0	0
ALTRIA GROUP INC	COMMON STOCK	02209S103	10,224	225,000	SH		DEFINED	1	225,000	0	0
CSG SYS INTL INC	COMMON STOCK	126349109	24,432	1,721,809	SH		DEFINED	1	1,721,809	0	0
LOEWS CORP	CAROLNA GP STK	540424207	15,088	558,800	SH		DEFINED	1	558,800	0	0
LONGS DRUG STORES CORP	COMMON STOCK	543162101	25,430	1,531,915	SH		DEFINED	1	1,531,915	0	0
PALM INC	COM NEW	696642206	70	4,333	SH		DEFINED	1	4,333	0	0
PFSWEB INC	COMMON STOCK	717098107	235	367,000	SH		DEFINED	1	367,000	0	0
PLATINUM UNDERWRITER HLDGS L	COMMON STOCK	G7127P100	8,745	322,200	SH		DEFINED	1	322,200	0	0
PXRE GROUP LTD	COMMON STOCK	G73018106	22,740	1,148,500	SH		DEFINED	1	1,148,500	0	0
SPX CORP	COMMON STOCK	784635104	5,168	117,300	SH		DEFINED	1	117,300	0	0
STAGE STORES INC	COM NEW	85254C305	11,432	486,469	SH		DEFINED	1	486,469	0	0
XCEL ENERGY INC	COMMON STOCK	98389B100	39,478	2,624,900	SH		DEFINED	1	2,624,900	0	0
ZALE CORP NEW	COMMON STOCK	988858106	43,200	1,080,000	SH		DEFINED	1	1,080,000	0	0